Document and Entity Information	Jun. 23, 2022
Cover [Abstract]
Entity Registrant Name	PLANTRONICS INC /CA/
Amendment Flag	false
Entity Central Index Key	0000914025
Document Type	8-K
Document Period End Date	Jun. 23, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-12696
Entity Tax Identification Number	77-0207692
Entity Address, Address Line One	345 Encinal Street
Entity Address, City or Town	Santa Cruz
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95060
City Area Code	(831)
Local Phone Number	426-5858
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares ($0.01 par value
Trading Symbol	POLY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false